Stockholders’ Deficit and Mezzanine Equity - Schedule of Redemption Value of Shares of Series A Preferred Stock (Details) - shares	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Redeemable Series A Preferred Stock
Initial fair value of the Series A Preferred Stock		115,000,000
Accretion of Series B issuances		5,000,000
Balance (in Shares)		120,000,000
Reclass from Mezzanine Equity to Permanent Equity	120,000,000